FINANCE LEASE OBLIGATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	$ 2,065,332	$ 507,549	$ 706,345
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Finance lease expiration description	The Company has entered into mining equipment leases expiring between 2017 and 2020
Line of credit facilities	$ 10,375,400
Remaining line of credit facilities	7,270,423
Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount	$ 3,950,846	$ 4,801,047	$ 5,897,535
Lease [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	2.00%
Lease [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	11.99%